DERIVATIVE FINANCIAL INSTRUMENTS (Net Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	$ 1,760,403	$ 2,062,207
Contracts with negative fair value	(1,081)	(50,342)
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	42,581	4,483
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(1,081)	(50,342)
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	29	169
Commodities contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	(1,032)	(85)
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with positive fair value	42,552	4,314
Foreign exchange contracts | Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Contracts with negative fair value	$ (49)	$ (50,257)